AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 119.8%
	AEROSPACE/DEFENSE — 4.8%
974	General Dynamics Corp.[1]	$282,596
617	Lockheed Martin Corp.[1]	288,201
584	Northrop Grumman Corp.[1]	254,595
		825,392
	AGRICULTURE — 3.4%
6,357	Altria Group, Inc.[1]	289,561
2,996	Philip Morris International, Inc.[1]	303,585
		593,146
	BANKS — 1.7%
1,920	M&T Bank Corp.[1]	290,611
	BEVERAGES — 4.6%
4,543	Coca-Cola Co.[1]	289,162
4,607	Monster Beverage Corp.*,1	230,120
1,596	PepsiCo, Inc.[1]	263,228
		782,510
	BIOTECHNOLOGY — 10.3%
991	Amgen, Inc.[1]	309,638
1,271	Biogen, Inc.*,1	294,643
3,756	Gilead Sciences, Inc.[1]	257,699
4,774	Incyte Corp.*,1	289,400
282	Regeneron Pharmaceuticals, Inc.*,1	296,390
666	Vertex Pharmaceuticals, Inc.*,1	312,168
		1,759,938
	COMMERCIAL SERVICES — 1.8%
1,170	Verisk Analytics, Inc. - Class A1	315,374
	COMPUTERS — 3.2%
1,427	International Business Machines Corp.[1]	246,800
2,126	Leidos Holdings, Inc.[1]	310,141
		556,941
	COSMETICS/PERSONAL CARE — 3.4%
3,088	Colgate-Palmolive Co.[1]	299,660
1,697	Procter & Gamble Co.[1]	279,869
		579,529
	DIVERSIFIED FINANCIAL SERVICES — 3.0%
1,514	Cboe Global Markets, Inc.[1]	257,471
1,280	CME Group, Inc.[1]	251,648
		509,119

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 8.4%
5,700	Dominion Energy, Inc.[1]	$279,300
2,516	DTE Energy Co.[1]	279,301
2,655	Entergy Corp.[1]	284,085
4,230	Public Service Enterprise Group, Inc.[1]	311,751
5,276	Xcel Energy, Inc.[1]	281,791
		1,436,228
	ENVIRONMENTAL CONTROL — 5.0%
1,452	Republic Services, Inc.[1]	282,182
3,075	Veralto Corp.[1]	293,570
1,300	Waste Management, Inc.[1]	277,342
		853,094
	FOOD — 12.2%
6,327	Campbell Soup Co.[1]	285,917
9,470	Conagra Brands, Inc.[1]	269,137
3,962	General Mills, Inc.[1]	250,636
1,385	Hershey Co.[1]	254,605
7,998	Hormel Foods Corp.[1]	243,859
4,948	Kellanova[1]	285,401
2,653	Lamb Weston Holdings, Inc.[1]	223,064
3,944	McCormick & Co., Inc.[1]	279,787
		2,092,406
	GAS — 3.3%
2,350	Atmos Energy Corp.[1]	274,127
10,139	NiSource, Inc.[1]	292,105
		566,232
	HEALTHCARE-PRODUCTS — 1.6%
1,434	ResMed, Inc.[1]	274,496
	HEALTHCARE-SERVICES — 7.6%
3,583	Centene Corp.*,1	237,553
533	Elevance Health, Inc.[1]	288,811
784	Humana, Inc.[1]	292,942
661	Molina Healthcare, Inc.*,1	196,515
558	UnitedHealth Group, Inc.[1]	284,167
		1,299,988
	HOUSEHOLD PRODUCTS/WARES — 4.8%
2,639	Church & Dwight Co., Inc.[1]	273,612
1,862	Clorox Co.[1]	254,107
2,197	Kimberly-Clark Corp.[1]	303,625
		831,344

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 12.8%
3,042	Arch Capital Group Ltd.*,1	$306,907
1,527	Assurant, Inc.[1]	253,864
3,180	Brown & Brown, Inc.[1]	284,324
1,071	Chubb Ltd.[1]	273,191
2,313	Cincinnati Financial Corp.[1]	273,165
716	Everest Group Ltd.[1]	272,810
1,332	Progressive Corp.[1]	276,670
1,002	Willis Towers Watson PLC[1]	262,664
		2,203,595
	MEDIA — 1.5%
619	FactSet Research Systems, Inc.[1]	252,719
	OIL & GAS — 1.6%
10,032	Coterra Energy, Inc.[1]	267,553
	PACKAGING & CONTAINERS — 1.6%
1,480	Packaging Corp. of America[1]	270,189
	PHARMACEUTICALS — 8.8%
1,548	AbbVie, Inc.[1]	265,513
2,472	Cardinal Health, Inc.[1]	243,047
777	Cigna Group[1]	256,853
3,487	CVS Health Corp.[1]	205,942
1,763	Johnson & Johnson[1]	257,680
2,213	Merck & Co., Inc.[1]	273,970
		1,503,005
	REITS — 1.6%
987	Public Storage - REIT[1]	283,911
	RETAIL — 2.9%
85	AutoZone, Inc.*,1	251,948
970	McDonald's Corp.[1]	247,195
		499,143
	SOFTWARE — 4.6%
2,525	Akamai Technologies, Inc.*,1	227,452
2,080	Electronic Arts, Inc.[1]	289,807
1,613	Jack Henry & Associates, Inc.[1]	267,790
		785,049
	TELECOMMUNICATIONS — 3.4%
16,080	AT&T, Inc.[1]	307,289

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
6,797	Verizon Communications, Inc.[1]	$280,308
		587,597
	TRANSPORTATION — 1.9%
3,684	C.H. Robinson Worldwide, Inc.[1]	324,634
	TOTAL COMMON STOCKS
	(Cost $19,575,347)	20,543,743

Principal Amount
	SHORT-TERM INVESTMENTS — 1.2%
203,041	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	203,041
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $203,041)	203,041
	TOTAL INVESTMENTS — 121.0%
	(Cost $19,778,388)	20,746,784
	Liabilities in Excess of Other Assets — (21.0)%	(3,605,520)
	TOTAL NET ASSETS — 100.0%	$17,141,264

Number of Shares
	SECURITIES SOLD SHORT — (70.3)%
	COMMON STOCKS — (70.3)%
	ADVERTISING — (0.9)%
(2,464)	Interpublic Group of Cos., Inc.	(71,678)
(862)	Omnicom Group, Inc.	(77,321)
		(148,999)
	AEROSPACE/DEFENSE — (2.0)%
(463)	General Electric Co. DBA GE Aerospace	(73,603)
(1,204)	Howmet Aerospace, Inc.	(93,466)
(383)	L3Harris Technologies, Inc.	(86,014)
(858)	RTX Corp.	(86,135)
		(339,218)
	AUTO MANUFACTURERS — (0.4)%
(654)	PACCAR, Inc.	(67,323)
	BANKS — (1.0)%
(951)	Northern Trust Corp.	(79,865)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BANKS (Continued)
(2,165)	Truist Financial Corp.	$(84,110)
		(163,975)
	BEVERAGES — (0.9)%
(1,591)	Brown-Forman Corp. - Class B	(68,715)
(2,750)	Keurig Dr Pepper, Inc.	(91,850)
		(160,565)
	BIOTECHNOLOGY — (1.2)%
(230)	Bio-Rad Laboratories, Inc. - Class A*	(62,815)
(1,474)	Corteva, Inc.	(79,508)
(101)	GRAIL, Inc.*	(1,550)
(605)	Illumina, Inc.*	(63,150)
		(207,023)
	BUILDING MATERIALS — (1.3)%
(1,272)	Johnson Controls International plc	(84,550)
(135)	Martin Marietta Materials, Inc.	(73,143)
(299)	Vulcan Materials Co.	(74,355)
		(232,048)
	CHEMICALS — (3.8)%
(345)	Air Products and Chemicals, Inc.	(89,027)
(1,408)	Dow, Inc.	(74,694)
(1,077)	DuPont de Nemours, Inc.	(86,688)
(358)	Ecolab, Inc.	(85,204)
(1,273)	FMC Corp.	(73,261)
(984)	International Flavors & Fragrances, Inc.	(93,687)
(175)	Linde PLC	(76,792)
(573)	PPG Industries, Inc.	(72,135)
		(651,488)
	COMMERCIAL SERVICES — (1.3)%
(329)	Automatic Data Processing, Inc.	(78,529)
(614)	Global Payments, Inc.	(59,374)
(318)	Quanta Services, Inc.	(80,800)
		(218,703)
	COMPUTERS — (0.4)%
(84)	Super Micro Computer, Inc.*	(68,825)
	COSMETICS/PERSONAL CARE — (0.4)%
(575)	Estee Lauder Cos., Inc. - Class A	(61,180)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — (1.0)%
(358)	American Express Co.	$(82,895)
(1,135)	Charles Schwab Corp.	(83,638)
		(166,533)
	ELECTRIC — (7.5)%
(1,665)	Alliant Energy Corp.	(84,748)
(981)	American Electric Power Co., Inc.	(86,073)
(918)	Consolidated Edison, Inc.	(82,088)
(465)	Constellation Energy Corp.	(93,126)
(856)	Duke Energy Corp.	(85,797)
(1,164)	Edison International	(83,587)
(1,406)	Eversource Energy	(79,734)
(2,212)	Exelon Corp.	(76,557)
(2,121)	FirstEnergy Corp.	(81,171)
(1,319)	NextEra Energy, Inc.	(93,398)
(1,209)	NRG Energy, Inc.	(94,133)
(4,970)	PG&E Corp.	(86,776)
(1,114)	Pinnacle West Capital Corp.	(85,087)
(3,010)	PPL Corp.	(83,227)
(1,163)	Southern Co.	(90,214)
		(1,285,716)
	ELECTRICAL COMPONENTS & EQUIPMENT — (0.5)%
(259)	Eaton Corp. PLC	(81,209)
	ENGINEERING & CONSTRUCTION — (0.4)%
(542)	Jacobs Solutions, Inc.	(75,723)
	ENTERTAINMENT — (0.4)%
(767)	Live Nation Entertainment, Inc.*	(71,899)
	FOOD — (1.3)%
(1,128)	Mondelez International, Inc. - Class A	(73,816)
(1,000)	Sysco Corp.	(71,390)
(1,400)	Tyson Foods, Inc. - Class A	(79,996)
		(225,202)
	FOREST PRODUCTS & PAPER — (0.5)%
(2,044)	International Paper Co.	(88,199)
	HAND/MACHINE TOOLS — (0.4)%
(861)	Stanley Black & Decker, Inc.	(68,785)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — (7.7)%
(733)	Abbott Laboratories	$(76,166)
(1,956)	Baxter International, Inc.	(65,428)
(1,151)	Bio-Techne Corp.	(82,469)
(1,213)	Boston Scientific Corp.*	(93,413)
(817)	Cooper Cos., Inc.	(71,324)
(2,479)	DENTSPLY SIRONA, Inc.	(61,752)
(904)	GE HealthCare Technologies, Inc.	(70,440)
(501)	Insulet Corp.*	(101,102)
(210)	Intuitive Surgical, Inc.*	(93,419)
(982)	Medtronic PLC	(77,293)
(791)	Revvity, Inc.	(82,944)
(359)	STERIS PLC	(78,815)
(233)	Stryker Corp.	(79,278)
(369)	Teleflex, Inc.	(77,612)
(140)	Thermo Fisher Scientific, Inc.	(77,420)
(208)	West Pharmaceutical Services, Inc.	(68,513)
(647)	Zimmer Biomet Holdings, Inc.	(70,219)
		(1,327,607)
	HEALTHCARE-SERVICES — (0.5)%
(1,456)	Catalent, Inc.*	(81,871)
	INSURANCE — (2.3)%
(499)	Allstate Corp.	(79,670)
(327)	Arthur J. Gallagher & Co.	(84,794)
(1,113)	MetLife, Inc.	(78,122)
(707)	Prudential Financial, Inc.	(82,853)
(360)	Travelers Cos., Inc.	(73,203)
		(398,642)
	INTERNET — (1.6)%
(457)	Amazon.com, Inc.*	(88,315)
(3,687)	Gen Digital, Inc.	(92,101)
(130)	Netflix, Inc.*	(87,735)
		(268,151)
	LODGING — (0.4)%
(1,623)	Las Vegas Sands Corp.	(71,818)
	MACHINERY-CONSTRUCTION & MINING — (0.5)%
(225)	Caterpillar, Inc.	(74,947)
(115)	GE Vernova, Inc.*	(19,724)
		(94,671)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-DIVERSIFIED — (0.9)%
(204)	Deere & Co.	$(76,220)
(633)	Xylem, Inc.	(85,854)
		(162,074)
	MEDIA — (0.5)%
(3,135)	News Corp.	(86,432)
	MINING — (0.6)%
(2,394)	Newmont Corp.	(100,237)
	MISCELLANEOUS MANUFACTURING — (0.9)%
(260)	Axon Enterprise, Inc.*	(76,503)
(855)	Textron, Inc.	(73,410)
		(149,913)
	OIL & GAS — (0.5)%
(546)	Hess Corp.	(80,546)
	PACKAGING & CONTAINERS — (1.4)%
(8,777)	Amcor PLC	(85,839)
(1,236)	Ball Corp.	(74,185)
(1,681)	Westrock Co.	(84,487)
		(244,511)
	PHARMACEUTICALS — (3.6)%
(333)	Becton Dickinson & Co.	(77,826)
(1,557)	Bristol-Myers Squibb Co.	(64,662)
(337)	Cencora, Inc.	(75,926)
(619)	Dexcom, Inc.*	(70,182)
(106)	Eli Lilly & Co.	(95,970)
(1,114)	Henry Schein, Inc.*	(71,407)
(154)	McKesson Corp.	(89,942)
(6,798)	Viatris, Inc.	(72,263)
		(618,178)
	REAL ESTATE — (0.4)%
(852)	CoStar Group, Inc.*	(63,167)
	REITS — (11.8)%
(643)	Alexandria Real Estate Equities, Inc. - REIT	(75,212)
(424)	American Tower Corp. - REIT	(82,417)
(443)	AvalonBay Communities, Inc. - REIT	(91,652)
(1,262)	Boston Properties, Inc. - REIT	(77,689)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(825)	Camden Property Trust - REIT	$(90,016)
(792)	Crown Castle, Inc. - REIT	(77,378)
(590)	Digital Realty Trust, Inc. - REIT	(89,710)
(102)	Equinix, Inc. - REIT	(77,173)
(1,304)	Equity Residential - REIT	(90,419)
(335)	Essex Property Trust, Inc. - REIT	(91,187)
(578)	Extra Space Storage, Inc. - REIT	(89,827)
(812)	Federal Realty Investment Trust - REIT	(81,988)
(4,627)	Healthpeak Properties, Inc. - REIT	(90,689)
(3,892)	Host Hotels & Resorts, Inc. - REIT	(69,978)
(2,343)	Invitation Homes, Inc. - REIT	(84,090)
(1,024)	Iron Mountain, Inc. - REIT	(91,771)
(620)	Mid-America Apartment Communities, Inc. - REIT	(88,418)
(634)	Prologis, Inc. - REIT	(71,205)
(1,559)	Realty Income Corp. - REIT	(82,346)
(1,368)	Regency Centers Corp. - REIT	(85,090)
(380)	SBA Communications Corp. - REIT	(74,594)
(2,173)	UDR, Inc. - REIT	(89,419)
(1,877)	Ventas, Inc. - REIT	(96,215)
(879)	Welltower, Inc. - REIT	(91,636)
		(2,030,119)
	RETAIL — (2.1)%
(1,400)	Chipotle Mexican Grill, Inc.*	(87,710)
(645)	Dollar Tree, Inc.*	(68,867)
(522)	Genuine Parts Co.	(72,203)
(3,943)	Walgreens Boots Alliance, Inc.	(47,691)
(1,330)	Walmart, Inc.	(90,054)
		(366,525)
	SEMICONDUCTORS — (1.5)%
(422)	Analog Devices, Inc.	(96,326)
(1,926)	Intel Corp.	(59,648)
(749)	Micron Technology, Inc.	(98,516)
		(254,490)
	SHIPBUILDING — (0.4)%
(278)	Huntington Ingalls Industries, Inc.	(68,480)
	SOFTWARE — (4.1)%
(400)	Broadridge Financial Solutions, Inc.	(78,800)
(1,181)	Dayforce, Inc.*	(58,578)
(1,140)	Fidelity National Information Services, Inc.	(85,910)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
(522)	Fiserv, Inc.*	$(77,799)
(428)	Paycom Software, Inc.	(61,221)
(147)	Roper Technologies, Inc.	(82,858)
(265)	Salesforce, Inc.	(68,131)
(537)	Take-Two Interactive Software, Inc.*	(83,498)
(196)	Tyler Technologies, Inc.*	(98,545)
		(695,340)
	TELECOMMUNICATIONS — (1.6)%
(2,488)	Corning, Inc.	(96,659)
(2,205)	Juniper Networks, Inc.	(80,394)
(509)	T-Mobile US, Inc.	(89,676)
		(266,729)
	TOYS/GAMES/HOBBIES — (0.5)%
(1,473)	Hasbro, Inc.	(86,170)
	TRANSPORTATION — (0.4)%
(317)	Norfolk Southern Corp.	(68,057)
	WATER — (0.5)%
(693)	American Water Works Co., Inc.	(89,508)
	TOTAL COMMON STOCKS
	(Proceeds $12,026,622)	(12,055,849)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,026,622)	$(12,055,849)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of June 30, 2024, the aggregate value of those securities was $20,543,743, representing 119.8% of net assets.
[2]The rate is the annualized seven-day yield at period end.